Income Taxes - Summary of Reconciliation of Income Before the Provision of Income Taxes and Actual Provision for Income Taxes (Detail)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Income Taxes [Line Items]
Income (loss) before provision of income tax	¥ (874,511,343)	$ (126,792,224)	¥ 12,308,294	¥ 3,743,273,711
Income tax at statutory tax rate	(218,627,836)	(31,698,057)	3,077,074	935,818,428
Tax rate differential	(6,593,155)	(955,918)	5,070,813	(852,831,321)
Over-accrued EIT for previous years	(2,025,370)	(293,651)	0	0
Impact of tax rate change	(878,656)	(127,393)	0	(35,511,678)
Non-deductible expenses	41,193,294	5,972,465	19,443,641	19,219,052
Research and development super-deduction	(7,943,499)	(1,151,699)	(10,177,551)	(10,970,775)
Non-taxable income	(382,978)	(55,527)	0	(982,266)
Change in valuation allowance	433,465,580	62,846,603	9,894,006	(2,412,144)
Income tax expenses	236,696,540	34,317,772	20,852,646	369,853,650
China [Member]
Income Taxes [Line Items]
Income (loss) before provision of income tax	¥ (886,634,531)	$ (128,549,921)	¥ 64,790,713	¥ 448,162,790
PRC statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Withholding tax	¥ (1,510,840)		¥ (6,455,337)	¥ 317,524,354	$ (219,051)